Matthews Asia ESG Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 95.0%

	Shares	Value

CHINA/HONG KONG: 34.9%
Hong Kong Exchanges & Clearing, Ltd.	124,800	$7,669,024
JD Health International, Inc.[b,c,d]	538,900	5,193,416
Ginlong Technologies Co., Ltd. A Shares	112,100	4,157,672
Meituan B Shares[b,c,d]	117,500	3,750,771
China Conch Venture Holdings, Ltd.	746,000	3,463,961
Wuxi Biologics Cayman, Inc.[b,c,d]	170,000	2,757,450
Full Truck Alliance Co., Ltd. ADR[c]	171,200	2,624,496
Innovent Biologics, Inc.[b,c,d]	219,000	2,109,025
Contemporary Amperex Technology Co., Ltd. A Shares	25,800	2,094,889
CSPC Pharmaceutical Group, Ltd.	1,734,960	2,070,425
Hangzhou Tigermed Consulting Co., Ltd. A Shares	71,076	1,915,715
Flat Glass Group Co., Ltd. H Shares	365,000	1,707,946
ASM Pacific Technology, Ltd.	150,000	1,637,444
Xinyi Glass Holdings, Ltd.	441,000	1,315,526
Medlive Technology Co., Ltd.[b,c,d]	248,000	1,199,437
RemeGen Co., Ltd. H Shares[b,c,d]	89,000	1,119,570
OPT Machine Vision Tech Co., Ltd. A Shares	13,300	773,211
New Oriental Education & Technology Group, Inc. ADR[c]	224,700	460,635

Total China/Hong Kong		46,020,613

INDIA: 30.3%
Shriram City Union Finance, Ltd.	305,211	8,360,382
Bandhan Bank, Ltd.[b,d]	1,581,825	5,990,023
IndusInd Bank, Ltd.	373,536	5,546,196
Phoenix Mills, Ltd.	337,517	4,354,675
Marico, Ltd.	383,457	2,829,442
Lemon Tree Hotels, Ltd.[b,c,d]	4,360,852	2,650,751
Indian Railway Catering & Tourism Corp., Ltd.	44,906	2,296,793
NBCC India, Ltd.	3,114,914	2,030,427
Minda Industries, Ltd.	185,558	1,834,007
Mahindra & Mahindra, Ltd.	166,907	1,797,371
Zomato, Ltd.[c]	657,930	1,210,781
Indus Towers, Ltd.	269,487	1,113,991

Total India		40,014,839

TAIWAN: 9.0%
Andes Technology Corp.	179,000	2,514,995
M31 Technology Corp.	156,000	2,153,193
Formosa Sumco Technology Corp.	341,000	1,948,783
Poya International Co., Ltd.	94,760	1,601,149
Sporton International, Inc.	200,448	1,570,835
Merida Industry Co., Ltd.	88,000	919,825
ASMedia Technology, Inc.	13,000	767,879
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,500	390,775

Total Taiwan		11,867,434

UNITED STATES: 6.1%
Legend Biotech Corp. ADR[c]	92,688	4,686,305
Micron Technology, Inc.	47,300	3,357,354

Total United States		8,043,659

SOUTH KOREA: 4.6%
Ecopro BM Co., Ltd.	9,882	3,836,792
Solus Advanced Materials Co., Ltd.	36,100	2,149,587

	Shares	Value
Eugene Technology Co., Ltd.	3,373	$112,672

Total South Korea		6,099,051

BANGLADESH: 3.2%
BRAC Bank, Ltd.	4,672,596	2,575,657
GrameenPhone, Ltd.	363,819	1,613,976

Total Bangladesh		4,189,633

INDONESIA: 3.0%
PT Bank Tabungan Negara Persero[c]	20,521,300	2,017,122
PT Summarecon Agung[c]	33,558,291	1,959,165

Total Indonesia		3,976,287

JAPAN: 1.5%
Koa Corp.	127,500	1,944,767
UT Group Co., Ltd.	2,200	65,691

Total Japan		2,010,458

SINGAPORE: 1.5%
SATS, Ltd.[c]	542,900	1,650,335
CDL Hospitality Trusts	425,600	323,356

Total Singapore		1,973,691

VIETNAM: 0.9%
Nam Long Investment Corp.	647,269	1,193,011

Total Vietnam		1,193,011

TOTAL COMMON EQUITIES		125,388,676

(Cost $96,622,725)

PREFERRED EQUITIES: 6.1%

SOUTH KOREA: 6.1%
Samsung SDI Co., Ltd., Pfd.	24,623	8,014,949

Total South Korea		8,014,949

TOTAL PREFERRED EQUITIES		8,014,949

(Cost $5,061,204)

TOTAL INVESTMENTS: 101.1%		133,403,625
(Cost $101,683,929)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.1%)		(1,386,609)

NET ASSETS: 100.0%		$132,017,016

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Matthews Asia ESG Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $24,770,443, which is 18.76% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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